Label	Element	Value
BioShares Biotechnology Clinical Trials Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BIOSHARES BIOTECHNOLOGY CLINICAL TRIALS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock

The BioShares Biotechnology Clinical Trials Fund (the “Clinical Trials Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the BioShares Biotechnology Clinical Trials Index (the “Clinical Trials Index”).

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Clinical Trials Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Clinical Trials Fund, which are not reflected in the table set forth below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Clinical Trials Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Clinical Trials Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Clinical Trials Fund Shares are held in a taxable account. These costs, which are not reflected in annual Clinical Trials Fund operating expenses or in the example, affect the Clinical Trials Fund's performance. During the most recent fiscal year, the Clinical Trials Fund's portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expense Exchange Traded Fund Commissions	rr_ExpenseExchangeTradedFundCommissions	Most investors will incur customary brokerage commissions when buying or selling Shares of the Clinical Trials Fund
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Clinical Trials Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Clinical Trials Fund.

The example assumes that you invest $10,000 in the Clinical Trials Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Clinical Trials Fund's operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Clinical Trials Fund will invest not less than 80% of its total assets in component securities of the Clinical Trials Index. The Clinical Trials Index seeks to track the performance of the common stock of U.S. exchange-listed biotechnology companies with a primary product offering (“lead drug”) that is in a Phase 1, Phase 2 or Phase 3 clinical trial stage of development. The Clinical Trials Index is sponsored by LifeSci Index Partners, LLC (the “Index Provider”), which is also acting as the Fund's investment sub-adviser (“Sub-Adviser”).

What is Biotechnology? The Index Provider defines a biotechnology company as one whose primary business, and therefore the predominant focus of its financial resources, is the research and development and/or marketing and sale of novel drugs or other therapeutics used in the treatment of human diseases.

Excluded Companies. The Index Provider excludes from the Clinical TrialsIndex companies that, in the opinion of the Index Provider, focus their business and resources predominantly on any of the following (“Excluded Companies”): medical devices and diagnostics; life science tools; specialty pharmaceuticals, generic drugs and outsourced drug delivery; healthcare services; contract research organizations; neutraceuticals; agricultural biotechnology; animal health; diversified healthcare; food sciences; information technology; and nanotechnology. Excluded Companies also include traditional large pharmaceutical companies (i.e., “big pharma”) as well as companies that focus mainly on acquiring biotechnology companies. While other existing biotechnology index products may include many of the “Excluded Companies”, the Index Provider believes that by excluding them, the resulting biotechnology index(es) will more accurately capture the performance of traditional biotechnology companies.

Phase 1, Phase 2 and Phase 3: Clinical trials are conducted in a series of steps, called “phases”, and each phase is designed to answer a separate research question, as described below:

•	Phase 1: In a Phase 1 trial, researchers test a new drug or treatment in a small group of people (20-80) for the first time to evaluate its safety, determine a safe dosage range and identify side effects.
•	Phase 2: In a Phase 2 trial, the drug or treatment is given to a larger group of people (100-300) to see if it is effective and to further evaluate its safety.
•	Phase 3: In a Phase 3 trial, the drug or treatment is given to large groups of people (500-3,000) to confirm its effectiveness, monitor side effects, compare it to commonly used treatments and collect information that will allow the drug or treatment to be used safely.

The Clinical Trials Index. To initially be considered for the Clinical Trials Index, a security must be determined by the Index Provider to have the following characteristics (“Initial Index Criteria”):

•	Security: Common Stock
•	Primary Exchange: United States
•	Sector: ICB Sector 4570 - Pharmaceuticals and Biotechnology
•	Market Capitalization: $250 million or more
•	6-Month Average Daily Trading Volume: $2 million or more
•	30-Day Average Daily Trading Volume: $1 million or more
•	Corporate Activity: issuer may not currently be in bankruptcy proceedings or have entered into a definitive agreement or other arrangement which would likely result in the security no longer being eligible.

The Index Provider then excludes each issuer meeting the Initial Index Criteria that is an Excluded Company. The Index Provider then determines, based on publicly available information, the appropriate categorization of each of the remaining issuers based on the issuer's lead drug:

•	Product Stage: The lead drug of these companies has received U.S. Food and Drug Administration approval.
•	Clinical Trial Stage: The lead drug of these companies is in a Phase 1, Phase 2 or Phase 3 clinical trial stage of development.
•	Pre-Clinical Trial Stage: The lead drug of these companies is in its pre-clinical trial stage of development.

The Index Provider then selects for inclusion in the Products Index only the common stock of those remaining issuers with a lead drug determined by the Index Provider to be in the Clinical Trials Stage.

As of July 31, 2015, the Clinical Trials Index contained the common stock of 90 issuers. The Index Provider reconstitutes the Clinical Trials Index semi-annually, as of June 15 and December 15 of each year, with equal weightings among all constituent securities. An issuer's security will typically be removed from the Clinical Trials Index, at the time of the Clinical Trials Index's next reconstitution, if the issuer's lead drug is granted FDA approval. In addition, an issuer's security will typically be removed from the Clinical Trials Index, at the time of the next reconstitution, if the issuer's Lead Drug fails in development and is no longer being pursued by the issuer, such that the issuer no longer has a lead drug in the Clinical Trials Stage. A security may also be removed from the Clinical Trials Index prior to a scheduled reconstitution if, for any consecutive 60 day period, the security's market capitalization falls below $50 million and the security's minimum 6-month average daily trading volume falls below $500,000, has entered into a definitive merger or acquisition agreement, or has filed for bankruptcy. The Clinical Trials Index is calculated and published daily by Indxx, LLC, which is not affiliated with the Clinical Trials Fund, the Sub-Adviser or Virtus ETF Advisers LLC, the Clinical Trials Fund's investment adviser (the “Adviser”).

The Clinical Trials Fund uses a “passive” or indexing investment approach to try to approximate the investment performance of the Clinical Trials Index by investing in a portfolio of securities that generally replicates the Clinical Trials Index; however, there may be times when the Clinical Trials Fund does not hold every security in the Index. The Sub-Adviser expects that, over time, the correlation between the Clinical Trials Fund's performance before fees and expenses and that of the Clinical Trials Index will be 95% or better. A figure of 100% would indicate perfect correlation.

Unlike many investment companies, the Clinical Trials Fund will not seek to “beat” the performance of the Clinical Trials Index and will not seek temporary defensive measures when markets decline or appear overvalued.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal market conditions, the Clinical Trials Fund will invest not less than 80% of its total assets in component securities of the Clinical Trials Index.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Clinical Trials Fund is subject to investment risks; therefore you may lose money by investing in the Clinical Trials Fund. There can be no assurance that the Clinical Trials Fund will be successful in meeting its investment objective. Generally, the Clinical Trials Fund will be subject to the following risks:

Authorized Participant Risk. The Clinical Trials Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent these Authorized Participants exit the business or are unable to process creation and/or redemption orders and no other Authorized Participant is able to step forward to process creation and/or redemption orders, in either of these cases, shares of the Fund may trade like closed-end fund shares at a discount to NAV and possibly face delisting.

Biotechnology Sector Risk. The Clinical Trials Fund's assets will be concentrated investments in the securities of issuers engaged primarily in the biotechnology industry, which means the Fund will be more affected by the performance of the biotechnology sector than a fund that was more diversified. Companies within the biotechnology sector spend heavily on research and development, which may not necessarily lead to commercially successful products in the near or long term. In order to fund operations, these companies may require financing from the capital markets, which may not always be available on satisfactory terms or at all. The biotechnology sector is also subject to significant governmental regulation, and the need for governmental approvals, including, without limitation, the successful implementation of Phase 1, Phase 2 and Phase 3 clinical trials and, ultimately, FDA approval, may prevent or delay the release of new products. The results of these clinical trials, including, without limitation, available data regarding the lead drug's clinical efficacy, safety and adverse events and pharmacokinetic profiles, may lead to dramatic changes in a biotechnology company's stock price. However, because an issuer with a lead drug that is granted FDA approval will no longer be in the clinical trials stage, it will be removed from the Clinical Trials Index at the time of the Clinical Trials Index's next reconstitution, and the Clinical Trials Fund will likely not receive the benefit from any increase in the value of the issuer's securities. Biotechnology companies typically rely heavily on their ability to obtain and enforce intellectual property rights and patents. Any impairment of such rights may have significant adverse effects on a biotechnology company. The securities of biotechnology companies, especially those of smaller or newer companies, tend to be more volatile than those of companies with larger capitalizations or markets generally. Biotechnology companies can be significantly affected by technological change, obsolescence and competition, as well as product liability lawsuits and resulting high insurance costs. Biotechnology companies may have persistent losses during a new product's transition from development to production, and their revenue patterns may be erratic. Biotechnology companies also face reimbursement risks from government and private payors and public concerns over high prices for biotechnology drugs. These risks are heightened for issuers in the Clinical Trial Stage as compared to an issuer with a lead drug in the Products Stage.

Concentration Risk. A fund concentrated in a single industry or sector, such as the biotechnology sector, is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes. Because the Clinical Trials Fund focuses on investing in securities issued by companies in the biotechnology sector, adverse events or economic changes that disproportionately affect the biotechnology sector as a whole or in part will likely have an adverse effect on the Clinical Trials Fund.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Clinical Trials Fund's Shares have more trading volume and market liquidity and higher if the Clinical Trials Fund's Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Equal Weighting. Equal weighting is a method of weighting index stocks whereby the same exposure is provided to both the smallest and largest companies included in the Index. Because the Clinical Trials Index uses equal weighting, the Clinical Trials Fund will likely have greater exposure to the small and mid cap stocks in its portfolio than it would if it used a market capitalization weighting.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Clinical Trials Fund's Shares will generally fluctuate with changes in the market value of the Clinical Trials Fund's securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Clinical Trials Fund's NAV and supply and demand of Shares on The NASDAQ Stock Market (the “Exchange”) or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Clinical Trials Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Clinical Trials Fund's NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Clinical Trials Fund's NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Index Tracking Risk. While the Sub-Adviser seeks to track the performance of the Clinical Trials Index as closely as possible (i.e., achieve a high degree of correlation with the Clinical Trials Index), it will not seek to beat the performance of the Products Index. Further, the Clinical Trials Fund's return may not match or achieve a high degree of correlation with the return of the Clinical Trials Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.

Issuer Risk. The performance of the Clinical Trials Fund depends on the performance of the issuers of the individual securities in which the Clinical Trials Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Product Fund's Shares, to decline.

Market Risk. Market risk refers to the risk that the value of securities in the Clinical Trials Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Sub-Adviser's control, including the quality of the Clinical Trials Fund's investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company's goods and services and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Clinical Trials Fund's portfolio) may decline, regardless of their long-term prospects. Stocks tend to move in cycles, with periods when stock prices generally rise and periods when they generally decline.

No Assurance of Active Trading Market Risk. Although the Shares in the Clinical Trials Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Clinical Trials Fund. Further, there can be no assurance that the Clinical Trials Fund will grow to or maintain an economically viable size, in which case the Clinical Trials Fund may ultimately liquidate.

Non-Diversified Fund Risk. The Clinical Trials Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Passive Strategy/Index Risk. The Clinical Trials Fund is managed with a passive investment strategy that seeks to track the performance of the Clinical Trials Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Clinical Trials Fund may hold constituent securities of the Clinical Trials Index regardless of the current or projected performance of a specific security or the biotechnology sector as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Clinical Trials Fund's returns to be lower than if the Clinical Trials Fund employed an active strategy.

Risk, Lose Money	rr_RiskLoseMoney	An investment in the Clinical Trials Fund is subject to investment risks; therefore you may lose money by investing in the Clinical Trials Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus
Non-Diversified Fund Risk. The Clinical Trials Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Clinical Trials Fund by showing changes in the performance of the Clinical Trials Fund from year to year and by showing how the Clinical Trials Fund's average annual returns for one year and since inception compare with broad measures of market performance. The Clinical Trials Fund's past performance (before and after taxes) is not necessarily an indication of how the Clinical Trials Fund will perform in the future. Updated performance information for the Clinical Trials Fund may be obtained by calling the Clinical Trials Fund at (888) 383-0553.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table shown below provide some indication of the risks of investing in the Clinical Trials Fund by showing changes in the performance of the Clinical Trials Fund from year to year and by showing how the Clinical Trials Fund's average annual returns for one year and since inception compare with broad measures of market performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	(888) 383-0553
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Clinical Trials Fund's past performance (before and after taxes) is not necessarily an indication of how the Clinical Trials Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
•	During the periods shown in the bar chart, the highest return for a calendar quarter was 18.05% (quarter ended 3/31/2015).
•	During the periods shown in the bar chart, the lowest return for a calendar quarter was -26.90% (quarter ended 9/30/2015).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.90%)
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns - (For the Period Ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.

BioShares Biotechnology Clinical Trials Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%	[1]
BioShares Biotechnology Clinical Trials Fund | LifeSCi Biotechnology Products Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.41%
Since Inception	rr_AverageAnnualReturnSinceInception	16.47%	[1]
BioShares Biotechnology Clinical Trials Fund | BioShares Biotechnology Clinical Trials Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	471
10 Years	rr_ExpenseExampleYear10	$ 1,049
Annual Return 2015	rr_AnnualReturn2015	4.86%
1 Year	rr_AverageAnnualReturnYear01	4.86%
Since Inception	rr_AverageAnnualReturnSinceInception	15.98%	[1]
BioShares Biotechnology Clinical Trials Fund | BioShares Biotechnology Clinical Trials Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.64%
Since Inception	rr_AverageAnnualReturnSinceInception	15.74%	[1]
BioShares Biotechnology Clinical Trials Fund | BioShares Biotechnology Clinical Trials Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.75%
Since Inception	rr_AverageAnnualReturnSinceInception	12.08%	[1]

[1]	The Clinical Trials Fund commenced operations on December 16, 2014.
[2]	The Clinical Trials Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year under a Rule 12b-1 plan; however, no such fees are currently paid by the Clinical Trials Fund, and there are no current plans to impose these fees.
[3]	The management fee is structured as a “unified fee”, out of which the Clinical Trials Fund's sub-adviser pays all routine expenses of the Clinical Trials Fund, except for payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing money; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary expenses of the Clinical Trials Fund, each of which is paid by the Clinical Trials Fund.